Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Continuing operations
Revenue	$ 55,658	$ 53,817	$ 65,098
Other income	1,285	394	1,398
Expenses excluding net finance costs	(36,750)	(31,873)	(32,371)
(Loss)/profit from equity accounted investments, related impairments and expenses	(2,656)	594	(19)
Profit from operations	17,537	22,932	34,106
Financial expenses	(2,198)	(2,060)	(1,050)
Financial income	709	529	81
Net finance costs	(1,489)	(1,531)	(969)
Profit before taxation	16,048	21,401	33,137
Income tax expense	(6,015)	(6,691)	(10,430)
Royalty-related taxation (net of income tax benefit)	(432)	(386)	(307)
Total taxation expense	(6,447)	(7,077)	(10,737)
Profit after taxation from Continuing operations	9,601	14,324	22,400
Discontinued operations
Profit/(loss) after taxation from Discontinued operations			10,655
Profit after taxation from Continuing and Discontinued operations	9,601	14,324	33,055
Attributable to non-controlling interests	1,704	1,403	2,155
Attributable to BHP shareholders	$ 7,897	$ 12,921	$ 30,900
Basic earnings per ordinary share (cents)	$ 1.558	$ 2.552	$ 6.106
Diluted earnings per ordinary share (cents)	1.555	2.547	6.093
Basic earnings from Continuing operations per ordinary share (cents)	1.558	2.552	4
Diluted earnings from Continuing operations per ordinary share (cents)	$ 1.555	$ 2.547	$ 3.992